Consolidated Statements of Financial Position (Parenthetical) - € / shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of financial position [abstract]
Par value per share	€ 0.02	€ 0.02	€ 0.02
Shares issued (in shares)	151,419,322	133,934,090	95,587,146
Shares outstanding (in shares)	151,419,322	133,934,090	95,587,146